Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 6,557	£ 7,012	£ 8,194
Adjustment for non-cash items:
Credit impairment charges/(releases)		1,881	1,220	(653)
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		2,147	1,786	2,076
Other provisions, including pensions		482	1,724	468
Net loss on disposal of investments and property, plant and equipment		11	54	39
Other non-cash movements including exchange rate movements		10,729	(13,298)	3,093
Changes in operating assets and liabilities
Net decrease/(increase) in cash collateral and settlement balances		1,165	(881)	4,101
Net decrease/(increase) in loans and advances at amortised cost		10,947	(24,949)	(10,728)
Net (increase)/decrease in reverse repurchase agreements and other similar secured lending		(1,818)	2,451	5,804
Net (decrease)/increase in deposits at amortised cost		(6,958)	26,349	38,397
Net (decrease)/increase in debt securities in issue		(19,640)	9,210	18,131
Net increase/(decrease) in repurchase agreements and other similar secured borrowing		14,549	(1,300)	14,178
Net decrease/(increase) in derivative financial instruments		5,968	(7,071)	(4,018)
Net (increase)/decrease in trading portfolio assets		(40,792)	13,222	(19,085)
Net (decrease)/increase in trading portfolio liabilities		(14,255)	18,755	6,764
Net (decrease)/increase in financial assets and liabilities at fair value through the income statement		32,819	(919)	(15,626)
Net increase in other assets		(1,521)	(3,497)	(2,133)
Net (decrease)/increase in other liabilities		(2,362)	1,051	1,252
Corporate income tax paid		(836)	(688)	(1,335)
Net cash from operating activities		(927)	30,231	48,919
Cash flows from (used in) investing activities [abstract]
Purchase of debt securities at amortised cost		(19,977)	(27,731)	(12,500)
Proceeds from redemption or sale of debt securities at amortised cost		7,332	14,277	3,757
Purchase of financial assets at fair value through other comprehensive income		(66,415)	(69,380)	(75,673)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		59,756	62,821	89,342
Purchase of property, plant and equipment and intangibles		(1,718)	(1,746)	(1,720)
(Acquisition of business)/Disposal of subsidiary net of cash disposed		(2,415)	0	1,057
Other cash flows associated with investing activities		23	86	7
Net cash from investing activities		(23,414)	(21,673)	4,270
Cash flows from (used in) financing activities [abstract]
Dividends paid and other coupon payments on equity instruments		(2,259)	(1,978)	(1,360)
Issuance of subordinated liabilities		1,523	1,477	1,890
Redemption of subordinated liabilities		(2,239)	(2,679)	(4,807)
Issue of shares and other equity instruments		3,251	3,205	1,118
Repurchase of shares and other equity instruments		(4,750)	(3,655)	(1,275)
Issuance of debt securities1	[1]	9,836	11,139	8,415
Redemption of debt securities1	[1]	(6,252)	(6,335)	(3,475)
Net purchase of treasury shares		(499)	(478)	(399)
Net cash (used in)/generated from financing activities		(1,389)	696	107
Effect of exchange rates on cash and cash equivalents		(5,053)	10,330	(4,232)
Net (decrease)/increase in cash and cash equivalents		(30,783)	19,584	49,064
Cash and cash equivalents at beginning of year		278,790	259,206	210,142
Cash and cash equivalents at end of year		248,007	278,790	259,206
Cash and cash equivalents comprise:
Cash and balances at central banks		224,634	256,351	238,574
Loans and advances to banks with original maturity less than three months		6,639	6,431	6,488
Cash collateral balances with central banks with original maturity less than three months		15,450	15,150	13,532
Treasury and other eligible bills with original maturity less than three months		1,284	858	612
Cash and cash equivalents at end of year		£ 248,007	£ 278,790	£ 259,206

[1]	Issuance of debt securities and Redemption of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for
MREL instruments which came into effect during 2019.  Refer to Note 1, paragraph 4(vi), for further details.